GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Class A, Class B, Class C, Class R, Class IR, Institutional and
Service Shares (as applicable) of the

Goldman Sachs Balanced Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Small Cap Growth Fund
(collectively, the “Funds”)

Supplement dated December 30, 2009 to the
Prospectuses dated February 27, 2009

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Andrew Alford, Ph.D. Managing Director	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2007 2007 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Andrew Alford, Ph.D., is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Balanced (Equity)	Since 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Don Mulvihill Managing Director, Senior Portfolio Manager	Senior Portfolio Manager— Balanced (Equity)	Since 2006	Mr. Mulvihill joined the Investment Adviser in 1981 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Monali Vora, CFA Vice President, Portfolio Manager	Senior Portfolio Manager—Balanced (Equity)	Since 2009	Ms. Vora is a member of the Taxable Investment Strategies team which she joined in 2006. Prior to working in the Taxable Investment Strategies team, she spent five years as a member of the Equity Portfolio Implementation team. Ms. Vora joined GSAM in 2000.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Fund’s investment process. Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact. Monali Vora, CFA, is a Portfolio Manager and is also responsible for taxable portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers” section of the Service Shares Prospectus for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2009 2009 2009 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Andrew Alford, Ph.D. Managing Director	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Equity Structured Large Cap Value	Since 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Andrew Alford, Ph.D., is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Quantitative Domestic Equity Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of the Class R and Class IR Shares Prospectus for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2009 2009 2009 2009 2009 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Andrew Alford, Ph.D. Managing Director	Senior Portfolio Manager— Structured U.S. Equity Structured Large Cap Growth Structured Small Cap Value Structured Small Cap Equity Structured Large Cap Value Structured Small Cap Growth	Since 2007 2007 2007 2007 2007 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the U.S. long-only Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Andrew Alford, Ph.D., is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of the U.S. long-only portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

STDOMMGRSTK 12-09